Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
14. Net Loss Per Share
Basic and diluted net loss per common share were calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(14,763)	$(7,784)	$(32,992)	$(18,360)
Denominator:
Weighted-average common shares outstanding	3,907,075	875,279	1,896,983	875,279
Less: weighted-average unvested restricted shares of common stock	(189)	(952)	(378)	(1,141)

Weighted-average shares used to compute net loss per common share, basic and diluted	3,906,886	874,327	1,896,605	874,138

Net loss per share attributable to common stockholders, basic and diluted	$(3.78)	$(8.90)	$(17.40)	$(21.00)

The Company’s potential dilutive securities, which include convertible preferred stock, stock options, unvested restricted shares of common stock, and warrants for the purchase of common stock, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Convertible preferred stock (as converted)	—	7,269,183	—	7,269,183
Stock options outstanding	1,772,179	1,253,415	1,772,179	1,253,415
Unvested restricted shares of common stock	63	826	63	826
Warrants for the purchase of common stock	214,997	4,677	214,997	4,677

Total	1,987,239	8,528,101	1,987,239	8,528,101

14. Net Loss Per Share
Basic and diluted net loss per common share were calculated as follows (in thousands, except share and per share data):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss	$(28,476)	$(13,109)
Denominator:
Weighted-average common shares outstanding	875,279	875,279
Less: weighted-average unvested restricted shares of common stock	(1,045)	(1,808)

Weighted-average shares used to compute net loss per common share, basic and diluted	874,234	873,471

Net loss per share attributable to common stockholders, basic and diluted	$(32.57)	(15.01)

The Company’s potential dilutive securities, which include convertible preferred stock, stock options, unvested restricted shares of common stock, and warrants for the purchase of common stock, have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Years Ended December 31,
	2022	2021
Convertible preferred stock (as converted)	7,269,183	2,252,357
Stock options outstanding	1,273,454	248,603
Unvested restricted shares of common stock	635	1,398
Warrants for the purchase of common stock	4,677	4,677

Total	8,547,949	2,507,035